SCHEDULE OF LEASE PAYABLE (Details) - Titan Trucking LLC [Member]	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Operating lease, weighted average remaining lease term	2 years 29 days	3 years 29 days
Operating lease, weighted average discount rate, percent	7.57%	7.57%